Supplement dated November 27, 2006
to the

Buffalo Funds® Prospectus
dated July 28, 2006

Buffalo Balanced Fund
Buffalo High Yield Fund
Buffalo Large Cap Fund
Buffalo Micro Cap Fund
Buffalo Mid Cap Fund
Buffalo Small Cap Fund
Buffalo Science & Technology Fund
Buffalo USA Global Fund

The disclosure in the section entitled “Management and Investment Advisor - Portfolio Managers” on page 13 of the Funds’ Prospectus is amended to read as follows:

Portfolio Managers

The Buffalo Funds are managed by a team of eight portfolio managers supported by an experienced investment analysis and research staff. The portfolio managers are responsible for the day-to-day management of their respective Funds as indicated below.

John Kornitzer. Mr. Kornitzer is the president and chief investment officer of KCM, and has over 36 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the Buffalo Balanced Fund.

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap and Buffalo USA Global Funds.

William Kornitzer, CFA, Portfolio Manager. Mr. Kornitzer worked for KCM as a research analyst from 1997-2000 and rejoined the firm in 2004 as a co-portfolio manager of the Buffalo Large Cap and Buffalo USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company from 2000-2004. Mr. Kornitzer received his MBA from Drexel University and his B.S. in Finance from Virginia Tech. Mr. Kornitzer has over 14 years of investment experience.

Elizabeth Jones, MD, CFA, Portfolio Manager and Research Analyst. Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management from 2002-2003. She pursued her M.B.A. from Arizona State University from 2000-2002. She was a practicing M.D. for over 8 years from 1992-2000. Ms. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University. Ms. Jones serves as co-portfolio manager of the Buffalo Science & Technology Fund. She has more than 3 years of investment experience and 11 years of healthcare industry experience.

Dave Carlsen, CFA, Portfolio Manager and Research Analyst. Mr. Carlsen joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. in Milwaukee from 2000-2004, and also worked for Northern Capital Management Inc. from 1992-2000. Mr. Carlsen received a B.S. in finance and investments from the University of Wisconsin. Mr. Carlsen serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

Clay Brethour, CFA, Portfolio Manager and Research Analyst. Mr. Brethour joined KCM in 2000. He previously was an equity research analyst with Security Management Group from 1999-2000 and a research analyst with Dain Rauscher Wessels from 1992-1999. Mr. Brethour holds a B.S. in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of securities in the Buffalo Funds.

The disclosure in the section entitled “Additional Policies About Transactions - Redemption Fee” on page 23 of the Funds’ Prospectus is amended to read as follows:

Redemption Fee - If shares of the Buffalo High Yield, Buffalo Micro Cap or Buffalo Small Cap Funds are sold or exchanged within 180 days of their purchase, or if shares of the Buffalo Balanced, Buffalo Large Cap, Buffalo Mid Cap, Buffalo Science & Technology or Buffalo USA Global Funds are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed. The Fund will employ the "first in, first out" method to calculate the 60-day or 180-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (dividends and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee  does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial  accounts;

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder. The disability,  determination of  disability and subsequent sale must have occurred during the period the fee applied;

(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 ½ and other  required distributions from retirement accounts; and

(6) shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% short-term trading redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor. Currently, the Funds are limited in their ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies or is not able to impose or collect the fee, or omits to collect the fee at the time of redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know whether a redemption fee is applicable or the identity of the customer(s) who should pay the redemption fee.

The Funds reserve the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Funds and to the extent permitted or required by applicable law.

Please retain this supplement with your Prospectus.

Supplement dated November 27, 2006
to the

Buffalo Funds® Statement of Additional Information
dated July 28, 2006

Buffalo Balanced Fund
Buffalo High Yield Fund
Buffalo Large Cap Fund
Buffalo Micro Cap Fund
Buffalo Mid Cap Fund
Buffalo Small Cap Fund
Buffalo Science & Technology Fund
Buffalo USA Global Fund

The disclosure in the section entitled “Portfolio Managers of the Funds - Buffalo Science & Technology Fund” on page B-36 of the Funds’ Statement of Additional Information is amended to read as follows:

Buffalo Science & Technology Fund

Elizabeth Jones, MD, CFA, Portfolio Manager and Research Analyst. Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management from 2002-2003. She pursued her M.B.A. from Arizona State University from 2000-2002. She was a practicing M.D. for over 8 years from 1992-2000. Ms. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University. Ms. Jones serves as co-portfolio manager of the Buffalo Science & Technology Fund. She has more than 3 years of investment experience and 11 years of healthcare industry experience.

Dave Carlsen, CFA, Portfolio Manager and Research Analyst. Mr. Carlsen joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. in Milwaukee from 2000-2004, and also worked for Northern Capital Management Inc. from 1992-2000. Mr. Carlsen received a B.S. in finance and investments from the University of Wisconsin. Mr. Carlsen serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

Clay Brethour, CFA, Portfolio Manager and Research Analyst. Mr. Brethour joined KCM in 2000. He previously was an equity research analyst with Security Management Group from 1999-2000 and a research analyst with Dain Rauscher Wessels from 1992-1999. Mr. Brethour holds a B.S. in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

Role/Relationship to others in Group: Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2006
	Other Registered Investments Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Elizabeth Jones	1	$8.3 million	2	$60.5 million	0	N/A
Dave Carlsen	1	$8.3 million	2	$60.5 million	0	N/A
Clay Brethour	1	$8.3 million	2	$60.5 million	0	N/A

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Elizabeth Jones	$10,0001-$50,000
Dave Carlsen	$100,001-$500,000
Clay Brethour	$10,001-$50,000

The disclosure in the section entitled “Purchasing and Selling Shares - Sales (Redemptions) - Redemption Fee” on pages B-20 & B-21 of the Funds’ Statement of Additional Information is amended to read as follows:

Redemption Fee - If shares of the Buffalo High Yield, Buffalo Micro Cap or Buffalo Small Cap Funds are sold or exchanged within 180 days of their purchase, or if shares of the Buffalo Balanced, Buffalo Large Cap, Buffalo Mid Cap, Buffalo Science & Technology or Buffalo USA Global Funds are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed. The Fund will employ the "first in, first out" method to calculate the 60-day or 180-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (dividends and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee  does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial  accounts;

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder. The disability,  determination of  disability and subsequent sale must have occurred during the period the fee applied;

(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 ½ and other  required distributions from retirement accounts; and

(6) shares redeemed through an approved fee-based program involving asset allocation or rebalancing at  the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% short-term trading redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor. Currently, the Funds are limited in their ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies or is not able to impose or collect the fee, or omits to collect the fee at the time of redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know whether a redemption fee is applicable or the identity of the customer(s) who should pay the redemption fee.

The Funds reserve the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Funds and to the extent permitted or required by applicable law.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder will incur expenses converting the securities into cash and would bear any market risk until such securities are converted into cash.

Please retain this supplement with your Statement of Additional Information.